Bridgeway Funds, Inc.

Aggressive Investors 1 Fund (BRAGX)

Aggressive Investors 2 Fund (BRAIX)

Ultra-Small Company Fund (BRUSX)

Ultra-Small Company Market Fund (BRSIX)

Micro-Cap Limited Fund (BRMCX)

Small-Cap Momentum Fund (BRSMX)

Small-Cap Growth Fund (BRSGX)

Small-Cap Value Fund (BRSVX)

Large-Cap Growth Fund (BRLGX)

Large-Cap Value Fund (BRLVX)

Blue Chip 35 Index Fund (BRLIX)

Managed Volatility Fund (BRBPX)

(Collectively, the “Funds”)

Supplement dated June 24, 2011 to the Prospectus dated October 31, 2010 and Statement of Additional Information (“SAI”) dated October 31, 2010,

amended and restated as of June 2, 2011

Effective as of June 24, 2011, there has been an address change. Accordingly, the Funds’ Prospectus and SAI are hereby amended as follows:

All references to 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448 are replaced with 20 Greenway Plaza, Suite 450, Houston, Texas 77046.

This information supplements the Prospectus of the Funds dated October 31, 2010 and SAI of the Funds dated October 31, 2010, amended and restated as of June 2, 2011.

Please retain this supplement for future reference.